CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares
Accounts receivable, allowance	$ 31,064	$ 21,397
Deferred revenue	145,321	119,042
Accrued expenses and other liabilities	361,593	221,901
Customers' refundable fees	59,107	42,392
Income tax payable	9,948	35,394
Other non-current liabilities	$ 312	$ 385
Class A and Class B ordinary shares, shares authorized | shares	600,000,000	600,000,000
PRC Domestic Entities [Member]
Deferred revenue	$ 46,455	$ 30,671
Accrued expenses and other liabilities	109,726	64,846
Customers' refundable fees	36,245	17,637
Income tax payable	$ 1,872	6,742
Other non-current liabilities		$ 4
Common Class A [Member]
Ordinary Shares, Shares issued | shares	70,736,679	58,364,924
Ordinary Shares, Shares outstanding | shares	70,736,679	58,364,924
Common Class B [Member]
Ordinary Shares, Shares issued | shares	24,336,650	24,336,650
Ordinary Shares, Shares outstanding | shares	24,336,650	24,336,650